Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Schedule of cash and cash equivalents

	2025	2024

Cash and bank deposits	15,470	6,078
Cash equivalents	1,109,911	904,937
	1,125,381	911,015